UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                     (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:   3/31

Date of reporting period:   12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.55%	Value

	Accident & Health Insurance - 2.99%
93,191	CNO Financial Group, Inc. *	$588,035
22,517	StanCorp Financial Group, Inc.	827,500
		1,415,535

	Agriculture Production - Crops - 1.99%
109,031	Dole Food Company, Inc. *	943,118

	Agriculture Services - 1.71%
41,002	VCA Antech, Inc. *	809,790

	Aircraft & Parts - 1.73%
14,005	Triumph Group, Inc.	818,592

	Bituminous Coal & Lignite Surface Mining - 1.97%
48,108	Cloud Peak Energy, Inc. *	929,447

	Chemicals & Allied Products - 1.59%
43,608	Solutia, Inc. *	753,546

	Communication Services - 2.01%
42,835	GeoEye, Inc. *	951,794

	Computer & Office Equipment - 0.98%
13,963	Lexmark International, Inc. - Class A	461,756

	Computer Communication Equipment - 1.00%
31,671	QLogic Corp. *	475,065

	Crude Petroleum & Natural Gas - 1.77%
14,351	Contango Oil & Gas Co. *	834,941

	Drawing & Insulating Non Ferrous Wire - 1.17%
22,213	General Cable Corp. *	555,547

	Drilling Oil & Gas Wells - 1.49%
98,282	Parker Drilling Co. *	704,682

	Electric Houseware & Fans - 1.55%
23,885	Helen of Troy Ltd. *	733,270

	Electric Lighting & Wiring Equipment- 0.56%
4,821	Thomas & Betts Corp. *	263,227

	Electric Work - 1.06%
18,748	EMCOR Group, Inc. *	502,634

	Electronics Components - 0.50%
18,415	AVX Corp.	234,975

	Electronic Components & Accessories - 1.30%
68,360	Vishay Intertechnology, Inc. *	614,556

	Engine & Turbines - 1.00%
30,609	Briggs & Stratton Corp.	474,133

	Greeting Cards - 2.11%
79,888	American Greetings Corp. - Class A	999,399

	Heavy Construction Other Than Building Construction - Contractors - 1.05%
25,979	Foster Wheeler AG *	497,238

	Ice Cream & Frozen Desserts - 1.09%
45,821	Dean Foods Co. *	513,195

	Industrial Trucks Tractors Trailers & Stackers - 1.60%
55,882	Terex Corp. *	754,966

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.55% - continued	Value

	Investment Advice - 1.67%
7,667	Diamond Hill Investment Group	$567,205
35,357	Janus Capital Group Inc.	223,103
		790,308

	Life Insurance - 3.02%
90,429	American Equity Investment Life Holding Co.	940,462
20,905	Primerica, Inc.	485,832
		1,426,294

	Miscellaneous Electrical Machinery, Equipment & Supplies - 1.51%
26,073	Spectrum Brand Holdings, Inc. *	714,400

	Miscellaneous - Fabricated Metal Products - 0.97%
9,817	Crane Co.	458,552

	Miscellaneous - Industrial & Commercial Machinery & Equipment - 1.36%
18,189	Curtiss-Wright Corp.	642,617

	Miscellaneous - Manufacturing Industries - 1.02%
23,404	WMS Industries, Inc. *	480,250

	Motor Vehicles & Passenger Car Bodies - 0.55%
12,080	Oshkosh Corp. *	258,270

	Motor Vehicles Parts & Accessories - 1.01%
16,027	Tenneco, Inc. *	477,284

	Motors & Generators - 0.97%
8,975	Regal-Beloit Corp.	457,456

	National Commercial Banks - 3.10%
50,335	BBCN Bancorp, Inc. *	475,666
95,843	TCF Financial Corp.	989,100
		1,464,766

	Paperboard Containers & Boxes - 2.00%
20,770	Greif, Inc. - Class A	946,074

	Periodicals - Publishing or Publishing & Printing - 1.01%
14,658	Meredith Corp.	478,584

	Personal Credit Institutions - 1.32%
69,995	Advance America Cash Advance Centers, Inc.	626,455

	Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 0.52%
12,712	Georgia Gulf Co. *	247,757

	Plastics Products - 1.00%
38,264	Myers Industries, Inc.	472,178

	Primary Smelting & Refining Of Nonferrous Metals - 0.49%
25,691	Horsehead Holding Corp. *	231,476

	Radio & TV Broadcasting & Communications Equipment - 1.41%
95,075	SeaChange International, Inc. *	668,377

	Retail - Apparel & Accessory Stores - 4.15%
16,002	Ascena Retail Group, Inc. *	475,579
42,902	Hanesbrand, Inc. *	937,838
16,887	Men's Warehouse, Inc/The	547,308
		1,960,725

	Retail - Eating Places - 0.54%
5,050	Cracker Barrel Old Country Store, Inc.	254,571

	Retail - Grocery Stores - 1.91%
111,502	SUPERVALU Inc.	905,396

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.55% - continued	Value

	Retail - Miscellaneous Shopping Goods Stores - 1.09%
49,373	Big 5 Sporting Goods Corp.	$515,454

	Retail - Radio TV & Consumer Electronic Stores - 1.28%
62,380	RadioShack Corp.	605,710

	Retail - Shoe Stores - 1.03%
34,031	Collective Brands, Inc. *	489,025

	Security Brokers, Dealers & Flotation Companies - 0.51%
7,525	Stifel Financial Corp. *	241,176

	Semiconductors & Related Devices - 0.95%
102,638	Amkor Technology, Inc. *	447,502

	Services - Computer Integrated Systems Design - 1.52%
86,869	Datalink Corp. *	717,538

	Services - Equipment Rental & Leasing - 1.01%
12,935	Rent-A-Center, Inc.	478,595

	Services - General Medical & Surgical Hospitals - 1.56%
99,917	Health Management Associates, Inc. - Class A *	736,388

	Services - Help Supply Services - 1.43%
18,930	Manpower, Inc.	676,748

	Services - Hospitals - 2.03%
54,229	HealthSouth Corp. *	958,226

	Services - Management Services - 2.61%
24,774	ManTech International Corp. - Class A	773,940
23,479	Michael Baker Corp. *	460,423
		1,234,363

	Services - Personal Services - 0.50%
14,415	Regis Corp.	238,568

	Special Industry Machinery - 0.97%
22,139	Veeco Instruments, Inc. *	460,491

	State Commercial Banks - 4.70%
38,737	Bryn Mawr Bank Corp.	754,984
15,491	Hancock Holding Co.	495,247
57,036	MainSource Financial Group, Inc.	503,628
31,035	State Bank Financial Corp. *	468,939
		2,222,798

	Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.71%
58,434	Commercial Metal Co.	808,142

	Surety Insurance - 1.68%
60,478	Assured Guaranty Ltd.	794,681

	Televison Broadcasting Stations - 1.08%
45,053	Sinclair Broadcasting Group, Inc. - Class A	510,450

	Wholesale - Chemicals & Allied Products - 0.48%
4,704	Innophos Holdings, Inc.	228,426

	Wholesale - Computer & Peripheral Equipment & Software - 3.72%
52,021	Ingram Micro, Inc. *	946,262
16,431	Tech Data Corp. *	811,856
		1,758,118

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.55% - continued	Value

	Wholesale - Miscellaneous Nondurable Goods - 1.63%
25,858	Jarden Corp.	$772,637

	Wholesale - Petroleum & Petroleum Products (No Bulk Stations) - 1.31%
22,086	Macquarie Infrastructure Company LLC	617,304

	TOTAL COMMON STOCKS (Cost $44,527,285)	44,715,536

	REAL ESTATE INVESTMENT TRUSTS - 3.84%

31,914	Hospitality Properties Trust	733,384
63,771	Inland Real Estate Corp.	485,297
36,248	One Liberty Properties, Inc.	598,092

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,842,394)	1,816,773

	MONEY MARKET SECURITIES - 3.06%
1,448,528	Fidelity Institutional Money Market Portfolio, 0.23% (a)	1,448,528

	TOTAL MONEY MARKET SECURITIES (Cost $1,448,528)	1,448,528

	TOTAL INVESTMENTS (Cost $47,818,207) - 101.45%	$47,980,837

	Liabilities in excess of other assets - (1.45%)	(686,519)

	TOTAL NET ASSETS - 100.00%	$47,294,318

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at December 31, 2011.

Tax Related
Unrealized appreciation		$2,431,959
Unrealized depreciation		(2,309,020)
Net unrealized appreciation		$122,939

Aggregate cost of securities for income tax purposes		$47,857,898

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 91.70%	Value

	Accident & Health Insurance - 3.50%
3,265	Reinsurance Group Of America, Inc.	$170,596
7,980	Unum Group	168,139
		338,735

	Apparel & Other Finished Products of Fabrics & Similar Materials - 1.46%
7,510	Gildan Activewear, Inc.	141,113

	Beverages - 1.55%
3,795	Dr Pepper Snapple Group, Inc.	149,827

	Canned Fruits, Vegetable & Preserves, Jams & Jellies - 1.81%
2,235	JM Smucker Co./The	174,710

	Chemicals & Allied Products - 1.71%
1,925	FMC Corp.	165,627

	Crude Petroleum & Natural Gas - 5.39%
10,665	Forest Oil Corp. *	144,511
4,265	Newfield Exploration Company *	160,918
2,290	Noble Energy, Inc.	216,153
		521,582

	Cutlery, Handtools, & General Hardware - 1.28%
2,445	Snap-On, Inc.	123,766

	Drawing & Insulating Nonferrous Wire - 1.60%
6,185	General Cable Corp. *	154,687

	Electric Lighting & Wiring Equipment - 1.63%
2,910	Cooper Industries PLC	157,577

	Electronic Connectors - 1.78%
7,225	Molex Inc.	172,389

	Fire, Marine & Casualty Insurance - 1.40%
3,950	W.R. Berkley Corp.	135,840

	Grain Mill Products - 2.04%
3,755	Corn Products International, Inc.	197,475

	Household Appliances - 1.48%
3,015	Whirlpool Corp.	143,062

	Insurance Agents Brokers & Services - 1.72%
4,300	Willis Group Holdings PLC	166,840

	Investment Advice - 2.17%
10,450	Invesco Ltd.	209,941

	Life Insurance - 2.19%
4,887	Torchmark Corp.	212,047

	Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.51%
2,080	PVH Corp.	146,619

	Metalworking Machinery & Equipment - 1.85%
2,965	SPX Corp.	178,701

	Miscellaneous Fabricated Metal Products - 1.55%
1,965	Parker Hannifin Corp.	149,831

	Miscellaneous Manufacturing Industries - 1.50%
8,425	International Game Technology	144,910

	Motor Vehicle Parts & Accessories - 1.26%
2,280	Autoliv, Inc.	121,957

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 91.70% - continued	Value

	National Commercial Banks - 3.12%
21,835	KeyCorp	$167,911
8,215	Zions Bancorporation	133,740
		301,651

	Natural Gas Distribution - 4.72%
3,275	AGL Resources, Inc.	138,401
4,690	Atmos Energy Corp.	156,412
2,910	National Fuel Gas Co.	161,738
		456,551

	Oil & Gas Field Machinery & Equipment - 1.98%
3,936	Baker Hughes, Inc.	191,447

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.35%
2,445	Zimmer Holdings, Inc. *	130,612

	Paper Mills - 1.51%
4,885	MeadWestvaco Corp.	146,306

	Paperboard Containers & Boxes - 1.76%
3,730	Greif, Inc. - Class A	169,902

	Petroleum Refining -1.50%
2,609	Murphy Oil Corp.	145,426

	Perfumes, Cosmetics & Other Toilet Preparations - 1.77%
9,790	Avon Products, Inc.	171,031

	Personal Credit Institutions - 1.46%
5,875	Discover Financial Services	141,000

	Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.88%
3,535	Albemarle Corp.	182,088

	Pumps & Pumping Equipment - 1.98%
1,925	Flowserve Corp.	191,191

	Railroad, Line-Haul Operating - 1.53%
7,020	CSX Corp.	147,841

	Refuse Systems - 1.34%
4,720	Republic Services, Inc.	130,036

	Retail - Auto & Home Supply Store - 1.50%
2,080	Advance Auto Parts, Inc.	144,830

	Retail - Department Stores - 2.02%
6,085	Macy's, Inc.	195,815

	Retail - Eating Places - 1.79%
3,795	Darden Restaurants, Inc.	172,976

	Retail - Miscellaneous Shopping Goods Stores - 1.53%
10,660	Staples, Inc.	148,067

	Semiconductors & Related Devices - 1.57%
5,045	Linear Technology Corp.	151,501

	Services - Advertising Agencies - 1.80%
17,885	Interpublic Group of Companies, Inc./The	174,021

	Services - Management Consultant Services - 1.42%
2,290	Towers Watson & Co. - Class A	137,240

	Services - Prepackaged Software - 2.48%
8,840	Synopsys, Inc. *	240,448

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 91.70% - continued	Value

	State Commercial Banks - 2.59%
3,028	Commerce Bancshares, Inc.	$115,427
1,770	M&T Bank Corp.	135,122
		250,549

	Surgical & Medical Instruments & Apparatus - 3.82%
2,390	C.R. Bard, Inc.	204,345
2,705	Teleflex, Inc.	165,789
		370,134

	Wholesale - Electronic Parts & Equipment - 2.33%
6,020	Arrow Electronics, Inc. *	225,208

	Wholesale - Misc. Durable Goods - 1.11%
2,550	Schnitzer Steel Industries, Inc.	107,814

	X-Ray Apparatus & Tubes & Related Irridation Apparatus - 1.46%
8,060	Hologic, Inc. *	141,131

	TOTAL COMMON STOCKS (Cost $9,254,136)	8,872,052

	REAL ESTATE INVESTMENT TRUSTS - 7.61%
8,320	BioMed Realty Trust, Inc.	150,426
2,300	Digital Realty Trust, Inc.	153,341
3,225	Health Care REIT, Inc.	175,859
7,025	Host Hotels & Resorts, Inc.	103,759
7,020	Weingarten Realty Investors	153,176

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $712,510)	736,561

	MONEY MARKET SECURITIES - 0.66%
63,451	Fidelity Institutional Money Market Portfolio, 0.23% (a)	63,451

	TOTAL MONEY MARKET SECURITIES (Cost $63,451)	63,451

	TOTAL INVESTMENTS (Cost $10,030,097) - 99.97%	$9,672,064

	Other assets less liabilities - 0.03%	2,795

	TOTAL NET ASSETS - 100.00%	$9,674,859

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at December 31, 2011.

Tax Related
Unrealized appreciation		$342,925
Unrealized depreciation		(700,958)
Net unrealized depreciation		$(358,033)

Aggregate cost of securities for income tax purposes		$10,030,097

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Related Notes to the Schedule of Investments
December 31, 2011
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Dean Funds
Related Notes to the Schedule of Investments - continued
December 31, 2011
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at December 31, 2011 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$44,715,536	$-	$-	$44,715,536

Real Estate Investment Trusts	1,816,773		-	1,816,773

Money Market Securities	1,448,528	-	-	1,448,528

Total	$47,980,837	$-	$-	$47,980,837
*Refer to the Schedule of Investments for industry classifications.

Dean Funds
Related Notes to the Schedule of Investments - continued
December 31, 2011
(Unaudited)

The following is a summary of the inputs used at December 31, 2011 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$8,872,052	$-	$-	$8,872,052

Real Estate Investment Trusts	736,561	-	-	736,561

Money Market Securities	63,451	-	-	63,451

Total	$9,672,064	$-	$-	$9,672,064
*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended December 31, 2011, the Funds had no transfers between any Levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of February 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Unified Series Trust

By  /s/ Brian L. Blomquist
      Brian L. Blomquist, President

Date           2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Brian L. Blomquist
      Brian L. Blomquist, President

Date           2/29/12

By   /s/ Robert W. Silva
       Robert W. Silva, Treasurer

Date           2/29/12